MANAGEMENT OF FINANCIAL RISK (Schedule of Company's Maximum Exposure to Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 80,493	$ 107,097	$ 131,898
Marketable securities	26
Accounts receivable and other assets	68,165	76,487
Other non-current receivables	51,923	26,430
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	80,493	107,097
Derivative assets	19	1,490
Accounts receivable and other assets	68,165	76,487
Income tax receivable	718	1,713
Other non-current receivables	8,484	6,032
Total financial assets	$ 157,879	$ 192,819